Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (36,586)	$ (61,140)	$ (81,374)	$ (38,545)	$ (28,376)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	53,598	60,527	80,181	61,662	33,405
Accretion of contract rights under development agreements and placement fees	3,459	3,538	4,702	496	58
Amortization of deferred loan costs and discount	2,315	2,617	3,542	2,446	1,242
Payment-in-kind interest payments	(2,698)	0
Write off of deferred loan cost and discount	3,294	0
Payment-in-kind interest capitalized	7,807	7,490	15,396	8,507	481
(Benefit) provision for bad debts	902	1,274	2,290	106	(450)
Imputed interest income				(18)	(36)
Loss on disposition of assets	2,896	558	1,149	1,439	1,936
Impairment of assets	333	4,606	4,749	4,989	2,475
Provision (benefit) for deferred income tax	2,147	(6,374)	(7,998)	(38,645)	2,189
Changes in assets and liabilities that relate to operations:
Accounts receivable	(9,649)	(556)	(3,191)	(342)	(973)
Inventories	(453)	1,121	307	1,144	806
Prepaid expenses	(1,119)	1,673	2,021	(1,466)	(1,349)
Deposits and other	(276)	165	(315)	11,531	(241)
Other assets, non-current	(2,010)	673	467	869	(1,476)
Accounts payable and accrued liabilities	2,333	9,089	12,567	(4,770)	2,791
Net cash provided by operating activities	26,293	25,261	34,493	9,403	12,482
Cash flows from investing activities
Business acquisitions, net of cash acquired	(7,000)	0		(374,347)	(10,345)
Collection of notes receivable				323	205
Change in Canadian tax receivable					(154)
Purchase of intangible assets	(565)	(1,311)	(1,311)	(6,102)	(9,259)
Software development and other expenditures	(6,334)	(4,929)	(6,526)	(6,476)	(5,127)
Proceeds from disposition of assets	171	87	87	29	569
Purchases of property and equipment	(35,961)	(21,817)	(32,879)	(15,277)	(9,811)
Net cash used in investing activities	(49,689)	(27,970)	(40,629)	(401,850)	(33,922)
Cash flows from financing activities
Borrowings under the revolving facility				11,500	10,000
Repayments under the revolving facility				(21,500)
Proceeds from issuance of first lien credit facilities	448,725	0		369,400
Repayment of senior secured credit facilities	(410,655)	(3,175)
Payments on first lien credit facilities	(1,125)	0	(6,987)	(4,743)	(2,036)
Payment of previous acquisition obligation	0	(1,125)	(1,125)	(10,000)
Deferred offering costs paid	(1,203)	0
Payment of financed placement fee obligations	(2,971)	(3,525)	(3,516)
Repurchase of shares issued to management			(50)	(1,277)
Payments on deferred loan costs	(3,127)	0
Proceeds from issuance of common stock			0	77,425	0
Repayment of seller notes	(12,401)	0
Payments on equipment long term note payable and capital leases	(1,832)	(1,993)
Proceeds from employees in advance of common stock issuance	25	0	75	579	1,969
Payment of deferred loan costs				(3,837)	(73)
Net cash used in financing activities	15,436	(9,818)	(11,603)	417,547	9,860
Effect of exchange rates on cash and cash equivalents	8	(45)	(6)	(58)	518
Decrease in cash and cash equivalents	(7,952)	(12,572)	(17,745)	25,042	(11,062)
Cash and cash equivalents, beginning of period	17,977	35,722	35,722	10,680	21,742
Cash and cash equivalents, end of period	10,025	23,150	17,977	35,722	10,680
Supplemental cash flow information:
Cash paid during the period for interest	26,744	29,340	40,060	30,203	15,315
Cash paid during the period for taxes	847	922	1,247	840
Non-cash investing and financing activities:
Non-cash consideration given in business acquisitions				17,233	11,500
Financed placement fees				12,391
Financed purchase of property and equipment	642	1,588	$ 2,662	$ 5,800	$ 2,717
Financed purchase of intangible asset	$ 4,866	$ 0